Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	OCEAN BIOMEDICAL, INC.
Entity Central Index Key	0001869974
Entity Tax Identification Number	87-1309280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Claverick St.
Entity Address, Address Line Two	Room 325
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(401)
Local Phone Number	444-7375
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ocean Biomedical, Inc.
Entity Address, Address Line Two	55 Claverick St.
Entity Address, Address Line Three	Room 325
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(401)
Local Phone Number	444-7375
Contact Personnel Name	Elizabeth Ng